Label	Element	Value
Acuitas US Microcap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Acuitas US Microcap Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In selecting investments for the Fund, each Subadviser may identify microcap companies across many industries that are expected to benefit from long-term industry, general market, or company-specific trends. Each Subadviser may select securities based upon fundamental analysis of industries and the economic cycle, company-specific analysis such as product cycles and quality of management, rigorous valuation analysis, or a number of other criteria intended to help the Fund achieve its investment objective. Subadvisers may sell the Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities. The Fund is not limited by a fixed allocation of assets to equity securities of either growth or value companies and, depending on the economic environment and judgment of the Adviser and Subadvisers, may invest in either growth companies or value companies to the exclusion of the other. In addition, the Fund may invest in ETFs in order to equitize cash balances if cash levels are unusually high and if no potential replacement securities have been identified for purchase in the short-term. ETFs will be selected based on their ability to offer specific sector and style exposure desired. From time to time, the Fund may also invest in the equity securities of foreign companies. The location of companies in which the Fund invests may be determined by (i) the location of the principal securities trading market in which the company trades, (ii) where the company derives 50% or more of its annual revenue from goods produced, sales made or services performed, or (iii) the country in which the company is organized or has a principal office.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Foreign Investments Risk. Foreign investments may be subject to the same risks as domestic investments and to additional risks which include international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Also, foreign securities are subject to the risk that their market price may not reflect the issuer’s condition because there is not sufficient publicly available information about the issuer. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.